Note 18 - Stock Options and Nonvested Shares (Details) - Black-Scholes Option Pricing Model Fair Value of Employee Options Assumptions	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Note 18 - Stock Options and Nonvested Shares (Details) - Black-Scholes Option Pricing Model Fair Value of Employee Options Assumptions [Line Items]
Weighted average expected option life (years)		6 years 51 days
Minimum [Member]
Note 18 - Stock Options and Nonvested Shares (Details) - Black-Scholes Option Pricing Model Fair Value of Employee Options Assumptions [Line Items]
Weighted average risk free rate of return	1.40%	2.02%
Weighted average expected option life (years)	6 years 51 days
Expected volatility rate	76.67%	72.96%
Maximum [Member]
Note 18 - Stock Options and Nonvested Shares (Details) - Black-Scholes Option Pricing Model Fair Value of Employee Options Assumptions [Line Items]
Weighted average risk free rate of return		2.24%
Expected volatility rate		73.75%